UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number (811-23893)

SP Funds Trust

(Exact name of registrant as specified in charter)

1331 S. International Parkway, Suite 2291
Lake Mary, FL 32746

(Address of principal executive offices) (Zip code)

The Corporate Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With a Copy to:

Deborah Bielicke Eades
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

(321) 275-5125

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

1

Item 1. Reports to Stockholders.

(a)

SP Funds S&P Global Technology ETF
Ticker: SPTE

SP Funds S&P World (ex-US) ETF
Ticker: SPWO

Semi-Annual Report
April 30, 2024

TABLE OF CONTENTS

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

SP Funds

GLOBAL TECHNOLOGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Sector	% of Net Assets
Technology	87.5%
Communications	6.3
Industrials	4.9
Consumer (Non-Cyclical)	0.8
Cash & Cash Equivalents(a)	0.3
Energy	0.2
Total	100.0%

(a)Represents cash, short-term investments and other assets in excess of liabilities.

WORLD ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Sector	% of Net Assets
Consumer (Non-Cyclical)	28.3%
Technology	26.8
Industrial	14.9
Basic Materials	9.1
Consumer (Cyclical)	8.9
Communications	8.9
Energy	2.3
Cash & Cash Equivalents(a)	0.4
Financials	0.3
Utilities	0.1
Total	100.0%

(a)Represents cash, short-term investments and other assets in excess of liabilities.

GLOBAL TECHNOLOGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Country	% of Net Assets
United States	52.1%
Taiwan, Province of China	14.5
Japan	9.6
Netherlands	8.5
Germany	5.2
Canada	3.5
France	1.3
Ireland	1.0
Sweden	0.9
China	0.8
United Kingdom	0.6
Finland	0.4
Switzerland	0.9
New Zealand	0.2
Australia	0.2
Other Assets in Excess of Liabilities	0.3
Total	100.0%

2

SP Funds

WORLD ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Country	% of Net Assets
Taiwan, Province of China	15.3%
Japan	12.2
Switzerland	9.7
France	8.3
China	8.0
United Kingdom	7.9
Canada	6.2
Netherlands	5.2
Denmark	4.7
Australia	4.0
Germany	3.5
Ireland	3.1
Sweden	2.0
India	1.8
Brazil	1.2
South Africa	0.9
Spain	0.7
Thailand	0.7
United States	0.7
Finland	0.6
Hong Kong	0.6
Italy	0.6
Mexico	0.3
Israel	0.3
New Zealand	0.2
Belgium	0.2
Norway	0.2
Chile	0.1
Luxembourg	0.1
Singapore	0.1
Uruguay	0.1
Greece	0.1
Other Assets in Excess of Liabilities	0.4
Total	100.0%

SP Funds S&P Global Technology ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.7%

Commercial Services – 0.2%
Gartner, Inc.(a)	118	$48,686

Computers – 13.2%
Accenture PLC - Class A	1,006	302,715
Apple, Inc.	14,914	2,540,301
Capgemini SE - ADR	5,018	210,656
CGI, Inc.- Class A(a)	1,201	121,940
Cognizant Technology Solutions Corp. - Class A	814	53,464
EPAM Systems, Inc.(a)	100	23,526
Fortinet, Inc.(a)	962	60,779
Fujitsu Ltd. - ADR	10,800	165,240
HP, Inc.	1,351	37,950
Logitech International SA	955	75,034
NetApp, Inc.	350	35,774
Nomura Research Institute Ltd. - ADR	2,850	68,913
Obic Co. Ltd.	400	51,752
Super Micro Computer, Inc.(a)	80	68,703
		3,816,747

Electronics – 2.3%
Amphenol Corp. - Class A	951	114,852
Halma PLC - ADR	1,108	62,270
Jabil, Inc.	178	20,890
Keysight Technologies, Inc.(a)	255	37,725
Kyocera Corp. - ADR	8,800	106,744
Murata Manufacturing Co. Ltd. - ADR	23,713	215,077
TE Connectivity Ltd.	551	77,955
Trimble, Inc.(a)	550	33,039
		668,552

Energy-Alternate Sources – 0.2%
Enphase Energy, Inc.(a)	156	16,967
First Solar, Inc.(a)	167	29,442
		46,409

Healthcare-Products – 0.6%
FUJIFILM Holdings Corp. - ADR	15,906	168,922

Internet – 3.0%
CDW Corp	250	60,465
F5, Inc.(a)	100	16,531
Palo Alto Networks, Inc.(a)	507	147,481
Shopify, Inc. - Class A(a)	8,456	594,878
VeriSign, Inc.(a)	131	22,202
		841,557

	Shares	Value
COMMON STOCKS – 99.7% (Continued)

Machinery-Diversified – 2.4%
Hexagon AB - ADR	13,750	$ 144,788
Keyence Corp.	1,171	523,123
Omron Corp. - ADR	1,205	41,452
		709,363

Miscellaneous Manufacturing – 0.1%
Teledyne Technologies, Inc.(a)	69	26,322

Office-Business Equipment – 0.7%
Canon, Inc. - ADR	6,750	181,845
Zebra Technologies Corp. - Class A(a)	57	17,930
		199,775

Semiconductors – 51.3%(b)
Advanced Micro Devices, Inc.(a)	2,819	446,473
Advantest Corp. - ADR	4,700	148,802
Analog Devices, Inc.	761	152,664
Applied Materials, Inc.	1,304	259,040
ASM International NV	258	164,197
ASML Holding NV	2,375	2,114,627
BE Semiconductor Industries NV	461	61,862
Broadcom, Inc.	750	975,203
Disco Corp. - ADR	5,557	160,153
Infineon Technologies AG - ADR	8,954	310,972
Intel Corp.	6,862	209,085
KLA Corp.	205	141,304
Lam Research Corp.	201	179,776
Lasertec Corp. - ADR	2,452	115,857
Microchip Technology, Inc.	853	78,459
Micron Technology, Inc.	1,751	197,793
Monolithic Power Systems, Inc.	68	45,514
NVIDIA Corp.	3,657	3,159,721
NXP Semiconductors NV	400	102,476
ON Semiconductor Corp.(a)	609	42,727
Qorvo, Inc.(a)	200	23,368
QUALCOMM, Inc.	1,800	298,530
Renesas Electronics Corp. - ADR	18,669	152,899
Rohm Co. Ltd. - ADR	2,005	28,772
Skyworks Solutions, Inc.	251	26,754
STMicroelectronics NV	3,873	155,897
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	28,459	3,908,558
Teradyne, Inc.	203	23,613
Texas Instruments, Inc.	1,406	248,047
Tokyo Electron Ltd. - ADR	5,959	657,695
United Microelectronics Corp. - ADR	36,073	277,762
		14,868,600

SP Funds S&P Global Technology ETF

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.7% (Continued)

Software – 22.2%
Adobe, Inc.(a)	815	$377,206
Akamai Technologies, Inc.(a)	250	25,233
ANSYS, Inc.(a)	151	49,057
Autodesk, Inc.(a)	350	74,498
Cadence Design Systems, Inc.(a)	450	124,034
Constellation Software, Inc.	118	304,418
Dassault Systemes SE - ADR	4,201	164,595
Fair Isaac Corp.(a)	29	32,867
Microsoft Corp.	7,425	2,890,774
PTC, Inc.(a)	200	35,488
Roper Technologies, Inc.	166	84,902
Sage Group PLC - ADR	1,702	100,520
Salesforce, Inc.	1,565	420,891
SAP SE - ADR	6,616	1,198,886
ServiceNow, Inc.(a)	319	221,172
Synopsys, Inc.(a)	250	132,648
Temenos AG - ADR	400	24,944
Tyler Technologies, Inc.(a)	63	29,078
WiseTech Global Ltd.	1,075	64,772
Xero Ltd.(a)	824	65,321
		6,421,304

Telecommunications – 3.5%
Arista Networks, Inc.(a)	404	103,650
Cisco Systems, Inc.	6,552	307,812
Corning, Inc.	1,154	38,521
Juniper Networks, Inc.	600	20,892
Motorola Solutions, Inc.	250	84,788
Nokia Oyj - ADR	35,205	128,498
Telefonaktiebolaget LM Ericsson - ADR	20,701	103,919
Xiaomi Corp. – Class A(a)	20,014	218,153
		1,006,233

TOTAL COMMON STOCKS
(Cost $26,848,033)		28,822,470

TOTAL INVESTMENTS – 99.7%
(Cost $26,848,033)		$28,822,470
Other Assets in Excess of Liabilities - 0.3%		73,133
TOTAL NET ASSETS – 100.0%		$28,895,603

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)Non-income producing security.

(b)To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

SP Funds S&P World (ex-US) ETF

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.5%

Aerospace/Defense – 2.4%
Airbus SE - ADR	2,512	$103,093
BAE Systems PLC - ADR	754	50,797
Melrose Industries PLC	1,384	10,949
MTU Aero Engines AG - ADR	106	12,828
Safran SA - ADR	1,409	76,269
Thales SA - ADR	420	14,120
		268,056

Airlines – 0.1%
Ryanair Holdings PLC - ADR	87	11,849

Apparel – 1.6%
adidas AG - ADR	364	43,727
Burberry Group PLC - ADR	462	6,768
Hermes International SCA - ADR	345	82,955
Kering SA - ADR	736	25,407
Puma SE	42	1,955
Shenzhou International Group Holdings Ltd. - ADR	2,117	20,747
		181,559

Auto Manufacturers – 2.0%
BYD Co. Ltd. - ADR	1,242	67,653
Ferrari NV	124	51,339
Geely Automobile Holdings Ltd. - ADR	756	18,189
Great Wall Motor Co. Ltd. - ADR	504	7,668
Li Auto, Inc. - Class A(a)	3,144	41,806
NIO, Inc. - ADR(a)	4,082	19,267
Subaru Corp. - ADR	1,302	14,478
XPeng, Inc. - Class A(a)	2,929	11,815
		232,215

Auto Parts & Equipment – 0.8%
Bridgestone Corp. - ADR	1,150	25,346
Denso Corp. - ADR	2,392	40,592
Fuyao Glass Industry Group Co. Ltd. - Class H(b)	1,654	9,950
Magna International, Inc.	312	14,943
		90,831

Beverages – 0.2%
Nongfu Spring Co. Ltd. - Class H(b)	4,513	26,658

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Biotechnology – 1.7%
Argenx SE - ADR(a)	69	$ 25,910
BeiGene Ltd. - ADR(a)	184	28,325
BioNTech SE - ADR(a)	84	7,461
CSL Ltd. - ADR	1,005	90,047
Genmab AS - ADR(a)	714	19,771
Innovent Biologics, Inc.(a)	4,013	19,626
		191,140

Building Materials – 1.6%
Anhui Conch Cement Co. Ltd. - ADR	693	7,942
Daikin Industries Ltd. - ADR	3,220	43,856
Geberit AG - ADR	342	18,250
James Hardie Industries PLC - ADR(a)	438	15,111
Kingspan Group PLC - ADR	159	14,338
Nibe Industrier AB - Class B(a)	1,579	7,423
Sika AG - ADR	1,630	46,503
Svenska Cellulosa AB SCA - Class B	620	9,154
Xinyi Glass Holdings Ltd. - ADR	357	7,576
		170,153

Chemicals – 3.0%
Air Liquide SA - ADR	2,702	105,595
Brenntag SE - ADR	651	10,338
Croda International PLC - ADR	231	6,641
DSM-Firmenich AG	205	23,169
Givaudan SA - ADR	439	37,635
Nippon Paint Holdings Co. Ltd.	1,107	7,144
Nissan Chemical Corp.	84	2,884
Nitto Denko Corp. - ADR	273	11,261
Novozymes AS - ADR	360	19,847
Shin-Etsu Chemical Co. Ltd. - ADR	4,170	80,898
Sociedad Quimica y Minera de Chile SA - ADR	357	16,311
Solvay SA	152	4,942
Symrise AG - ADR	526	14,055
		340,720

Coal – 0.3%
China Shenhua Energy Co. Ltd. - ADR	2,208	36,410

Commercial Services – 3.2%
Adyen NV - ADR(a)	3,390	40,477
Amadeus IT Group SA - ADR	487	30,905
Brambles Ltd. - ADR	672	12,667
Bureau Veritas SA - ADR	126	7,372
Experian PLC - ADR	1,005	40,703
Intertek Group PLC - ADR	147	9,110

SP Funds S&P World (ex-US) ETF

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Commercial Services – 3.2% (Continued)
MOG Digitech Holdings Ltd.(a)	4,029	$ 525
New Oriental Education & Technology Group, Inc. - ADR(a)	429	33,076
Recruit Holdings Co. Ltd. - ADR	8,765	75,467
RELX PLC - ADR	1,984	81,720
Secom Co. Ltd. - ADR	756	13,094
SGS SA - ADR	1,512	13,275
TOPPAN Holdings, Inc. - ADR	567	6,759
		365,150

Computers – 2.7%
Capgemini SE - ADR	837	35,137
CGI, Inc.(a)	208	21,119
Check Point Software Technologies Ltd.(a)	94	14,045
Fujitsu Ltd. - ADR	1,876	28,703
Globant SA(a)	42	7,501
Infosys Ltd. - ADR	9,686	161,854
Nomura Research Institute Ltd. - ADR	441	10,663
Obic Co. Ltd.	85	10,997
Wipro Ltd. - ADR	3,680	19,835
WNS Holdings Ltd.(a)	105	4,401
		314,255

Cosmetics/Personal Care – 2.6%
Beiersdorf AG - ADR	399	11,990
Kao Corp. - ADR	2,016	16,531
L’Oreal SA - ADR	1,112	103,794
Shiseido Co. Ltd. - ADR	525	14,033
Unicharm Corp. - ADR	2,226	13,067
Unilever PLC - ADR	2,574	133,462
		292,877

Distribution/Wholesale – 0.1%
Toromont Industries Ltd.	87	7,979

Electric – 0.1%
Orsted AS - ADR	546	10,030

Electrical Components & Equipment – 1.4%
Legrand SA - ADR	1,460	29,988
Schneider Electric SE - ADR	2,744	125,401
		155,389

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Electronics – 2.4%
ABB Ltd.	1,583	$ 77,480
Assa Abloy AB - ADR	2,163	28,573
BYD Electronic International Co. Ltd.	2,027	6,894
Delta Electronics Thailand PCL	12,830	24,234
Halma PLC	388	10,722
Hoya Corp. - ADR	379	44,002
Kyocera Corp. - ADR	1,397	16,946
Murata Manufacturing Co. Ltd. - ADR	4,134	37,495
NIDEC Corp. - ADR	2,124	24,893
Shimadzu Corp.	286	7,835
		279,074

Energy–Alternate Sources – 0.4%
Energy Absolute PCL	3,234	2,683
Vestas Wind Systems AS - ADR(a)	3,316	29,413
Xinyi Solar Holdings Ltd.	8,951	6,249
		38,345

Engineering & Construction – 0.7%
Airports of Thailand PCL	11,274	19,850
Grupo Aeroportuario del Pacifico SAB de CV - ADR	105	19,092
Grupo Aeroportuario del Sureste SAB de CV - ADR	42	14,469
Stantec, Inc.	115	9,175
WSP Global, Inc.	124	18,854
		81,440

Environmental Control – 0.4%
Waste Connections, Inc.	278	45,165

Food – 3.3%
Ajinomoto Co., Inc. - ADR	598	22,186
Bid Corp. Ltd.	1,012	23,188
Chocoladefabriken Lindt & Spruengli AG	1	11,568
Kerry Group PLC - ADR	147	12,720
Mowi ASA - ADR	420	7,405
Nestle SA - ADR	2,729	274,537
Nissin Foods Holdings Co. Ltd.	258	6,894
Orkla ASA - ADR	693	4,747
Tingyi Cayman Islands Holding Corp.	3,092	3,428
Want Want China Holdings Ltd.	8,001	4,573
Yakult Honsha Co. Ltd.	189	3,706
		374,952
Food Service – 0.5%
Compass Group PLC - ADR	1,926	53,678

SP Funds S&P World (ex-US) ETF

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Forest Products & Paper – 0.2%
Mondi PLC - ADR	171	$ 6,481
UPM-Kymmene Oyj - ADR	462	16,184
		22,665

Gas – 0.1%
ENN Energy Holdings Ltd. - ADR	168	5,714

Hand/Machine Tools – 0.3%
Fuji Electric Co. Ltd.	84	5,270
Makita Corp. - ADR	252	7,280
Schindler Holding AG	42	10,532
Techtronic Industries Co. Ltd. - ADR	272	18,801
		41,883

Healthcare-Products – 2.7%
Alcon, Inc.	467	36,204
Cochlear Ltd. - ADR	105	10,986
Coloplast AS - ADR	1,029	12,544
EssilorLuxottica SA - ADR	567	60,629
Fisher & Paykel Healthcare Corp. Ltd.	600	10,108
FUJIFILM Holdings Corp. - ADR	2,484	26,380
Koninklijke Philips NV(a)	920	24,839
Olympus Corp.	1,428	19,968
QIAGEN NV	230	9,611
Sartorius Stedim Biotech	25	5,426
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	3,339	2,280
Siemens Healthineers AG - ADR	574	15,951
Smith & Nephew PLC - ADR	378	9,121
Sonova Holding AG - ADR	244	13,522
Straumann Holding AG - ADR	1,129	15,219
Sysmex Corp. - ADR	409	6,528
Terumo Corp. - ADR	1,630	27,580
		306,896

Healthcare-Services – 1.1%
Bangkok Dusit Medical Services PCL	12,890	10,087
Bumrungrad Hospital PCL	651	4,304
Eurofins Scientific SE (a)	134	8,253
Genscript Biotech Corp.(a)	1,475	2,195
ICON PLC(a)	82	24,426
Lonza Group AG - ADR	762	42,161
Sonic Healthcare Ltd. - ADR	399	6,811
WuXi AppTec Co. Ltd. - Class H(b)	996	4,514
Wuxi Biologics Cayman, Inc. - ADR(a)	5,157	17,534
		120,285

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Home Builders – 0.0%(c)
Sekisui Chemical Co. Ltd.	252	$ 3,686

Home Furnishings – 0.2%
Haier Smart Home Co. Ltd. - ADR	1,596	23,429

Household Products/Wares – 0.4%
Henkel AG & Co. KGaA - ADR	315	5,683
Reckitt Benckiser Group PLC - ADR	3,864	43,586
		49,269

Internet – 6.1%
Auto Trader Group PLC - ADR	2,856	6,198
Coupang, Inc.(a)	1,134	25,515
JD.com, Inc. - ADR	3,265	94,326
Kanzhun Ltd. - ADR	735	14,546
M3, Inc. - ADR(a)	966	5,081
Meituan - ADR(a)	5,839	159,638
PDD Holdings, Inc. - ADR(a)	1,825	228,453
Prosus NV - ADR	8,115	54,411
Rightmove PLC - ADR	357	4,583
Shopify, Inc. - Class A(a)	1,215	85,475
Trend Micro, Inc. - ADR	145	7,323
Vipshop Holdings Ltd. - ADR	588	8,844
		694,393

Iron/Steel – 1.4%
BlueScope Steel Ltd.	472	7,016
Fortescue Ltd. - ADR	914	30,500
Mineral Resources Ltd.	182	8,531
Vale SA - ADR	9,530	115,980
		162,027

Leisure Time – 0.1%
Shimano, Inc. - ADR	693	11,268

Lodging – 0.1%
H World Group Ltd. - ADR	378	13,876

Machinery-Construction & Mining – 0.7%
Epiroc AB - ADR	546	10,079
Metso Oyj	420	4,794
Mitsubishi Electric Corp. - ADR	1,150	40,089
Sandvik AB - ADR	1,188	24,259
Siemens Energy AG - ADR(a)	504	10,357
		89,578

SP Funds S&P World (ex-US) ETF

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Machinery-Diversified – 2.5%
Atlas Copco AB - ADR	1,709	$ 25,849
Atlas Copco AB - ADR	2,819	49,952
FANUC Corp. - ADR	1,817	26,456
Hexagon AB - ADR	2,343	24,672
Keyence Corp.	195	87,113
Kone Oyj - ADR	693	16,909
Omron Corp. - ADR	189	6,502
SMC Corp. - ADR	1,337	35,136
Spirax-Sarco Engineering PLC	76	8,417
Yaskawa Electric Corp. - ADR	105	8,797
		289,803

Media – 0.7%
Informa PLC - ADR	588	11,701
Pearson PLC - ADR	588	7,162
Thomson Reuters Corp.	164	24,821
Wolters Kluwer NV - ADR	272	40,851
		84,535

Metal Fabricate/Hardware – 0.1%
SKF AB - ADR	273	5,629
Tenaris SA - ADR	189	6,235
		11,864

Mining – 4.3%
Agnico Eagle Mines Ltd.	428	27,159
Barrick Gold Corp.	1,946	32,408
BHP Group Ltd. - ADR	2,531	139,609
Boliden AB - ADR	105	6,843
Cameco Corp.	469	21,442
Franco-Nevada Corp.	195	23,522
Gold Fields Ltd. - ADR	2,352	38,032
Impala Platinum Holdings Ltd. - ADR	2,562	11,965
Norsk Hydro ASA - ADR	1,113	6,956
Northam Platinum Holdings Ltd.	992	6,590
Pilbara Minerals Ltd.	1,643	4,332
Rio Tinto Ltd.	367	31,097
Rio Tinto PLC - ADR	1,147	77,801
Sibanye Stillwater Ltd. - ADR	2,163	10,058
South32 Ltd. - ADR	840	9,568
Southern Copper Corp.	189	22,051
Wheaton Precious Metals Corp.	472	24,640
		494,073

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Miscellaneous Manufacturing – 0.2%
Alfa Laval AB - ADR	210	$ 8,879
Smiths Group PLC - ADR	294	6,056
Sunny Optical Technology Group Co. Ltd. - ADR	147	7,056
		21,991

Office-Business Equipment – 0.3%
Canon, Inc.	1,057	28,748

Oil & Gas - 1.6%
ARC Resources Ltd.	635	11,523
Canadian Natural Resources Ltd.	1,083	82,235
Imperial Oil Ltd.	168	11,574
Neste Oyj - ADR	840	9,618
PTT Exploration & Production PCL	3,786	15,988
Tourmaline Oil Corp.	310	15,181
Woodside Energy Group Ltd. - ADR	2,073	36,920
		183,039

Pharmaceuticals – 13.1%
Astellas Pharma, Inc. - ADR	1,843	17,601
AstraZeneca PLC - ADR	3,105	235,607
Chugai Pharmaceutical Co. Ltd. - ADR	1,416	22,429
CSPC Pharmaceutical Group Ltd.	21,644	17,932
Daiichi Sankyo Co. Ltd. - ADR	2,040	68,075
Dr Reddy’s Laboratories Ltd. - ADR	322	23,657
Eisai Co. Ltd.	299	12,354
GSK PLC - ADR	2,151	89,137
Merck KGaA - ADR	713	22,659
Novartis AG - ADR	2,092	203,196
Novo Nordisk AS - ADR	3,286	421,628
Ono Pharmaceutical Co. Ltd. - ADR	1,512	7,152
Otsuka Holdings Co. Ltd. - ADR	1,050	22,313
Roche Holding AG	36	9,452
Roche Holding AG - ADR	5,685	169,527
Sanofi SA - ADR	2,316	114,017
Shionogi & Co. Ltd. - ADR	945	10,905
Sino Biopharmaceutical Ltd.	26,740	9,231
UCB SA - ADR	231	15,299
		1,492,171

Real Estate – 0.3%
China Resources Mixc Lifestyle Services Ltd.	1,050	3,739
Daito Trust Construction Co. Ltd. - ADR	231	6,130
KE Holdings, Inc. - ADR	1,771	26,777
		36,646

SP Funds S&P World (ex-US) ETF

The accompanying notes are an integral part of these financial statements.	9

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Retail – 3.4%
Alibaba Health Information Technology Ltd.(a)	7,523	$2,847
ANTA Sports Products Ltd. - ADR	122	34,282
Associated British Foods PLC - ADR	252	8,261
Cie Financiere Richemont SA - ADR	5,348	73,803
Clicks Group Ltd. - ADR	307	9,558
Dollarama, Inc.	284	23,740
Fast Retailing Co. Ltd. - ADR	2,165	56,658
H & M Hennes & Mauritz AB - ADR	2,352	7,315
Industria de Diseno Textil SA - ADR	2,224	50,640
JD Health International, Inc.(a)	2,740	9,511
Li Ning Co. Ltd. - ADR	256	16,686
MatsukiyoCocokara & Co.	210	2,999
Moncler SpA	209	14,329
Nitori Holdings Co. Ltd. - ADR	714	9,610
Swatch Group AG - ADR	525	5,497
Topsports International Holdings Ltd.(b)	4,095	2,859
Wesfarmers Ltd. - ADR	2,463	52,698
		381,293

Semiconductors – 21.2%
Advantest Corp. - ADR	786	24,885
ASM International NV	44	28,002
ASML Holding NV	411	365,941
Disco Corp. - ADR	933	26,889
Hamamatsu Photonics KK	84	3,102
Infineon Technologies AG - ADR	1,357	47,129
Lasertec Corp. - ADR	382	18,050
Renesas Electronics Corp. - ADR	3,133	25,659
Rohm Co. Ltd. - ADR	294	4,219
STMicroelectronics NV	650	26,164
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	12,100	1,661,813
Tokyo Electron Ltd. - ADR	942	103,969
United Microelectronics Corp. - ADR	6,595	50,782
		2,386,604

Software – 2.7%
Constellation Software, Inc./Canada	19	49,017
Dassault Systemes SE - ADR	720	28,210
Kingdee International Software Group Co. Ltd.(a)	7,521	8,039
Sage Group PLC - ADR	257	15,178
SAP SE - ADR	1,040	188,458
WiseTech Global Ltd.	189	11,388
Xero Ltd.(a)	144	11,415
		311,705

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Telecommunications – 2.0%
Chunghwa Telecom Co. Ltd. - ADR	1,086	$ 40,953
Elisa Oyj	84	3,801
Hellenic Telecommunications Organization SA - ADR	924	6,912
Nice Ltd. - ADR(a)	65	14,528
Nokia Oyj - ADR	5,838	21,309
Singapore Telecommunications Ltd. - ADR	630	10,912
Swisscom AG - ADR	231	12,697
Telefonaktiebolaget LM Ericsson - ADR	3,098	15,552
Telefonica Brasil SA - ADR	693	6,403
Vodacom Group Ltd. - ADR	1,617	7,842
Xiaomi Corp. - Class B(a)(b)	39,425	87,307
		228,216
Transportation – 2.2%
Canadian National Railway Co.	601	73,095
Canadian Pacific Kansas City Ltd.	959	75,389
DSV AS - ADR	350	24,825
JD Logistics, Inc.(a)	2,924	3,196
Kuehne + Nagel International AG - ADR	285	15,092
MTR Corp. Ltd.	861	2,846
SG Holdings Co. Ltd.	512	6,001
SITC International Holdings Co. Ltd.	2,084	4,540
TFI International, Inc.	83	10,831
Yamato Holdings Co. Ltd.	355	4,708
ZTO Express Cayman, Inc. - ADR	1,138	23,887
		244,410
TOTAL COMMON STOCKS
(Cost $10,882,087)		11,307,992

PREFERRED STOCKS – 0.1%
Iron/Steel – 0.1%
Gerdau SA, Series 0, 0.00%	3,629	12,628
TOTAL PREFERRED STOCKS
(Cost $14,587)		12,628
TOTAL INVESTMENTS – 99.6%
(Cost $10,896,674)		$11,320,620
Other Assets in Excess of Liabilities - 0.4%		45,266
TOTAL NET ASSETS – 100.0%		$11,365,886

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

ASA - Advanced Subscription Agreement

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)Non-income producing security.

(c)Represents less than 0.05% of net assets.

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited) (Continued)

SP Funds

10	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES April 30, 2024 (Unaudited)

	SP Funds S&P Global Technology ETF	SP Funds S&P World (ex-US) ETF

ASSETS:
Investments, at value	$28,822,470	$11,320,620
Cash	83,365	30,252
Receivables:
Dividends and interest	9,823	33,889
Total assets	28,915,658	11,384,761

LIABILITIES:
Payables:
Management fees (Note 4)	12,880	5,155
Distributions	6,000	9,350
Dividends	1,175	4,370
Total liabilities	20,055	18,875
NET ASSETS	$28,895,603	$11,365,886

NET ASSETS CONSISTS OF:
Paid-in capital	$26,895,115	$11,033,366
Total distributable earnings (accumulated deficit)	2,000,488	332,520
Total net assets	$28,895,603	$11,365,886

Net Asset Value (unlimited shares authorized)
Net asset	$28,895,603	$11,365,886
Shares of beneficial interest issued and outstanding	1,250,000	550,000
Net asset value	$23.12	$20.67

COST:
Investments cost	$26,848,033	$10,896,674

SP Funds

The accompanying notes are an integral part of these financial statements.	11

STATEMENTS OF OPERATIONS For the Period Ended April 30, 2024 (Unaudited)

	SP Funds S&P Global Technology ETF(1)	SP Funds S&P World (ex-US) ETF(2)

INVESTMENT INCOME:
Dividend income (net of foreign withholding tax and issuance fees of $7,850 and $10,857, respectively)	$55,054	$81,335
Other income	(70)	—
Total investment income	54,984	81,335

EXPENSES:
Management fees (Note 4)	45,710	19,898
Tax expense	57	10
Total expenses	45,767	19,908
Net investment income (loss)	9,217	61,427

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	40,836	(114,513)
Foreign currency translation	(3,186)	(1,734)
Change in unrealized appreciation/depreciation on:
Investments	1,974,437	423,946
Foreign currency translation	(66)	(57)
Net realized and unrealized gain (loss) on investments and foreign currency	2,012,021	307,642
Net increase (decrease) in net assets resulting from operations	$2,021,238	$369,069

(1)The Fund commenced operations on November 30, 2023. The information presented is from November 30, 2023 to April 30, 2023.

(2)The Fund commenced operations on December 19, 2023. The information presented is from December 19, 2023 to April 30, 2023.

SP Funds S&P Global Technology ETF

12	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period ended April 30, 2024(1)(Unaudited)

OPERATIONS:
Net investment income (loss)	$9,217
Net realized gain (loss)	37,650
Net change in unrealized appreciation/depreciation	1,974,371
Net increase (decrease) in net assets resulting from operations	2,021,238

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(20,750)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	26,895,115
Total increase (decrease) in net assets	28,895,603

NET ASSETS:
Beginning of the period	—
End of the period	$28,895,603

(1)The Fund commenced operations on November 30, 2023. The information presented is from November 30, 2023 to April 30, 2023.

(2)Summary of share transactions is as follows:

	Period Ended April 30, 2024
	Shares	Value
Shares sold	1,200,000	26,895,093
Shares redeemed	—	—
Variable fees	—	22
Net increase (decrease)	1,200,000	26,895,115

SP Funds S&P World (ex-US) ETF

The accompanying notes are an integral part of these financial statements.	13

STATEMENT OF CHANGES IN NET ASSETS

Period ended April 30, 2024(1)(Unaudited)

OPERATIONS:
Net investment income (loss)	$61,427
Net realized gain (loss)	(116,247)
Net change in unrealized appreciation/depreciation	423,889
Net increase (decrease) in net assets resulting from operations	369,069

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(36,550)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	11,033,367
Total increase (decrease) in net assets	11,365,886

NET ASSETS:
Beginning of the period	—
End of the period	$11,365,886

(1)The Fund commenced operations on December 19, 2023. The information presented is from December 19, 2023 to April 30, 2023.

(2)Summary of share transactions is as follows:

	Period Ended April 30, 2024
	Shares	Value
Shares sold	525,000	11,028,053
Shares redeemed	—	—
Variable fees	—	5,314
Net increase (decrease)	525,000	11,033,367

SP Funds S&P Global Technology ETF

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	Period ended April 30, 2024(1) (Unaudited)

Net asset value, beginning of period	$20.00

Income from INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.01
Net realized and unrealized gain (loss) on investments(3)	3.13
Total from investment operations	3.14

LESS DISTRIBUTIONS:
From net investment income	(0.02)
Total distributions	(0.02)

ETF transaction fees per share	0.00	(4)
Net asset value, end of period	$23.12

Total return(5)	15.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$28.9
Ratio of expenses to average net assets(6)	0.55	%(7)
Ratio of net investment income (loss) to average net assets(6)	0.11%
Portfolio turnover rate(5)(8)	6%

(1)Inception date of the Fund was November 30, 2023.

(2)Net investment income per share has been calculated based on average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(4)Amount represents less than $0.005 per share.

(5)Not annualized for periods less than one year.

(6)Annualized for periods less than one year.

(7)The ratio of expense to average net assets includes tax expense. The expense ratio excluding tax expense is 0.55% for the period ended April 30, 2024.

(8)Portfolio turnover rate exclude in-kind transactions.

SP Funds S&P World (ex-US) ETF

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL HIGHLIGHTS

	Period ended April 30, 2024(1) (Unaudited)

Net asset value, beginning of period	$20.00

Income from INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.13
Net realized and unrealized gain (loss) on investments(3)	0.60
Total from investment operations	0.73

LESS DISTRIBUTIONS:
From net investment income	(0.07)
Total distributions	(0.07)

ETF transaction fees per share	0.01
Net asset value, end of period	$20.67

Total return(4)	3.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$11.3
Ratio of expenses to average net assets(5)	0.55	%6)
Ratio of net investment income (loss) to average net assets(5)	1.79%
Portfolio turnover rate(4)(7)	15%

(1)Inception date of the Fund was December 19, 2023.

(2)Net investment income per share has been calculated based on average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(4)Not annualized for periods less than one year.

(5)Annualized for periods less than one year.

(6)The ratio of expense to average net assets includes tax expense. The expense ratio excluding tax expense is 0.55% for the period ended April 30, 2024.

(7)Portfolio turnover rate exclude in-kind transactions.

16

SP Funds

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The SP Funds S&P Global Technology ETF (the “Global Technology ETF”) and the SP Funds S&P World (ex-US) ETF (the “World ETF”) (each a “Fund”, and collectively, the “Funds”) are each a series of shares of beneficial interest of SP Funds Trust (the “Trust”). The Funds are both a non-diversified series of the Trust. The Trust was organized as a Delaware statutory trust on July 6, 2023, and is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). ShariaPortfolio, Inc. (the “Adviser”) serves as investment adviser to the Funds and Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or “Sub-Adviser”) serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Global Technology ETF commenced operations on November 30, 2023, and the World ETF commenced operations on December 19, 2023.

The investment objective of the Global Technology ETF is to seek to track the performance, before fees and expenses, of the S&P Global 1200 Shariah Information Technology Capped Index (the “Shariah Technology Index”). The investment objective of the World ETF is to seek to track the performance, before fees and expenses, of the S&P DM Ex-U.S. & EM 50/50 Shariah Index (the “Shariah World Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

17

SP Funds

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2024:

SP Funds S&P Global Technology ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$ 28,822,470	$—	$ —	$28,822,470
Total Assets	$ 28,822,470	$ —	$—	$ 28,822,470

SP Funds S&P World (ex-US) ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$11,272,306	$ 35,686	$ —	$ 11,307,992
Preferred Stocks	12,628	—	—	12,628
Total Assets	$ 11,284,934	$ 35,686	$ —	$ 11,320,620

Refer to the Schedule of Investments for industry classifications.

A.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code, as amended. No provision has been made for federal income taxes as it is the intention of the Funds to comply with the provisions of the Code applicable to regulated investment companies and to make distributions of income and realized gains sufficient to relieve it from all or substantially all excise and income taxes.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of April 30, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

B.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

18

SP Funds

is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect the risk of loss to be remote.

H.Cash. Cash includes non-interest bearing and non-restricted cash with one institution.

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

K.Other Regulatory Matters. In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds, Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

19

SP Funds

L.Organizational and Offering Costs. All organizational and offering costs for the Trust and the Funds will be borne by the Adviser. The Trust and the Funds do not have an obligation to reimburse the Adviser for organization and offering costs paid on their behalf.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Concentration Risk. Each Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. Accordingly, the value of shares of the Funds may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

B.Currency Risk. Because the Funds’ NAVs are determined in U.S. dollars, the Funds’ NAVs could decline if the currency of a non-U.S. market in which the Funds invest depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Funds’ NAVs may change quickly and without warning.

C.Emerging Markets Risk. Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Funds to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Funds to decline in value.

D.Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other assets classes. The Index is composed of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

E.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares of the Funds (“Shares”) directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund. In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. Additionally, purchases and redemptions of Shares for cash may cause the Fund to incur brokerage costs and those costs could be imposed on the Funds, thus decreasing the Funds’ NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares of the Funds may significantly reduce investment results and an investment in shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

20

SP Funds

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

F.Foreign Securities Risks. Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could cause the Funds to lose money on their investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. securities may trade on days when Shares are not priced, NAVs may change at times when Shares cannot be sold.

G.General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

H.Geographic Investment Risk. To the extent the Funds invest a significant portion of their assets in the securities of companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region.

I.Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

J.Models and Data Risk. The composition of the Shariah World Index and Shariah Technology Index (each an “Index”, and collectively, the “Indices”) are heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Indices reflects such errors, the Funds’ portfolio can be expected to also reflect the errors.

K.Non-Diversified Fund Risk. Each fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issuer and may own fewer securities than other funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual security will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

21

SP Funds

L.Passive Investment Risk. The Funds invest in the securities included in, or representative of, its respective Index regardless of their investment merit. Each Fund does not attempt to outperform its respective Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

M.Recently Organized Fund Risk. The Funds are recently organized management investment companies with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Funds will grow to or maintain an economically viable size.

N.Sharia-Compliant Investing Risk. Islamic religious law, commonly known as “Shariah,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Funds can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect each Fund’s performance, especially in comparison to a more diversified fund. Because Shariah principles preclude the use of interest-paying instruments, cash reserves do not earn income. To the extent that securities become non-compliant following purchase, such securities may be held for a temporary period of time. Additionally, certain companies that meet Shariah screens may nevertheless generate dividend income that is subject to purification.

O.Tracking Error Risk. As with all index funds, the performance of the Funds and its Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Funds may not be fully invested in the securities of the Index at all times, including during its initial investment period, or may hold securities not included in the Index.

P.Underlying Index Risk. Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of a Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (the “Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Fund	Management Fee
Global Technology ETF	0.55%
World ETF	0.55%

Out of each Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).The Management Fees incurred are paid monthly to the Adviser. Management Fees for the period ended April 30, 2024, are disclosed in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

22

SP Funds

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

The Sub-Adviser serves as the investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for ensuring the Funds follow the character of each applicable Index and providing advice with regard to the interpretation of and compliance with Sharia principles.

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Sub-Advisory Fee
Global Technology ETF	0.03%
World ETF	0.03%

The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser by the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and trustees of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Global Technology ETF	$2,597,939	$1,110,087
World ETF	6,638,433	1,461,620

There were no purchases or sales of long-term U.S. Government securities for the period ended April 30, 2024.

For the period ended April 30, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Global Technology ETF	$—	$25,322,190
World ETF	—	5,833,331

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended April 30, 2024. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end. During the period ended April 30, 2024, the Global Technology ETF and World ETF distributed, $20,750 and $36,550, respectively.

23

SP Funds

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300 for the Global Technology ETF and $14,500 for the World ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

24

SP Funds

EXPENSE EXAMPLES For the Period Ended April 30, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from November 30, 2023, to April 30, 2024, for the Global Technology ETF and December 19, 2023, to April 30, 2024, for World ETF.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Global Technology ETF

	Beginning Account Value November 30, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 30, 2023 – April 30, 2024(1)
Actual	$1,000.00	$1,156.90	$2.46

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.13	$2.77

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 152/366 (to reflect the period from November 30, 2023 to April 30, 2024, the commencement of operations date to the end of the period).

(2)The hypothetical expenses are equal to the expense ratio of 0.55%, multiplied by the average account value over the period multiplied by 182/366 (to reflect the most recent six-month period).

25

SP Funds

EXPENSE EXAMPLES For the Period Ended April 30, 2024 (Unaudited) (Continued)

World ETF

	Beginning Account Value December 19, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period December 19, 2023 – April 30, 2024(1)
Actual	$1,000.00	$1,036.70	$2.04

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period December 19, 2023 – April 30, 2024(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.13	$2.77

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 133/366 (to reflect the period from December 19, 2023, to April 30, 2024, the commencement of operations date to the end of the period).

(2)The hypothetical expenses are equal to the expense ratio of 0.55%, multiplied by the average account value over the period multiplied by 182/366 (to reflect the most recent six-month period).

26

SP Funds

Basis for Trustee’s Approval of Investment Advisory and Sub-Advisory AgreemenT (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of SP Funds Trust (the “Trust”) met on November 2, 2023 (the “Meeting”) to consider the initial approval of the sub-advisory agreement between ShariaPortfolio, Inc. (“ShariaPortfolio” or the “Adviser”) and Toroso Investment, LLC (“Toroso” or the “Sub-Adviser”), on behalf of the SP Funds S&P Global Technology ETF (the “Global Technology ETF”) and the SP Funds S&P World (ex-US) ETF (the “World ETF”) (each a “Fund” and collectively, the “Funds”). In addition, on November 2, 2023, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, met with their legal counsel to consider the sub-advisory agreement.

In connection with its consideration of the sub-advisory agreement, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the subadvisory agreement, a memorandum provided by the Independent Trustees’ legal counsel summarizing the guidelines relevant to the Board’s consideration of the approval of the subadvisory agreement, a memorandum and other information provided by the Sub-Adviser (including the Sub-Adviser’s Form ADV Part 1A and select financial information of the Sub-Adviser), the fees to be paid to the Sub-Adviser by the Adviser, best execution and trading information and other pertinent information.  Based on its evaluation of this information, the Board, including all of the Independent Trustees, approved the sub-advisory agreement for the Funds for an initial two-year period.

In considering the sub-advisory agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.  In deciding to approve the sub-advisory agreement for each Fund, the Board did not identify any single factor as determinative but considered all factors together.

Nature, Extent and Quality of Services to be Provided to the Funds

The Board considered the nature, extent and quality of the services to be provided by the SubAdviser to the Funds.  The Board discussed the experience and resources of Toroso, as well as the depth and qualifications of the professional personnel of the Sub-Adviser. The Board concluded that the nature, extent and quality of the services to be provided by the Sub-Adviser to the Funds were appropriate and that the Funds were likely to benefit from services provided under the sub-advisory agreement.

Investment Performance

Because the Funds had not yet commenced operations, the Board did not consider any performance information with respect to the Funds.  The Board did consider the performance of other funds for which Toroso serves as trading adviser or sub-adviser.

Expense Information

The Board examined the proposed fee information for the Funds, noting that the Sub-Adviser’s fee would be paid by the Adviser.

Costs of Services Provided and Profitability

The Board considered information about the financial condition of the Sub-Adviser and determined that the Sub-Adviser’s financial condition was sound and that the Sub-Adviser has maintained adequate profit levels to support its proposed services to the Funds from the revenue of its overall investment advisory business.

In light of all of the information that it received and considered, the Board concluded that the proposed sub-advisory fee of each Fund was reasonable.

Economies of Scale and Fee Levels Reflecting Those Economies

Because the Funds had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in a Fund’s assets.

Benefits to be Derived from the Relationship with the Funds

The Board considered other potential benefits to the Sub-Adviser from serving as trading sub-adviser to the Funds (in addition to the sub-advisory fee), including greater name recognition.  The Board noted that the Sub-Adviser’s affiliated entities may experience indirect benefits from the Sub-Adviser’s association with the Funds.  The Board concluded that other benefits that may be realized by the Sub-Adviser from its relationship with the Funds were appropriate.

Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the sub-advisory agreement, the Trustees, including all of the Independent Trustees, concluded that the approval of the sub-advisory agreement was in the best interests of each Fund and its shareholders.

27

SP Funds

ADDITIONAL INFORMATION

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (425) 409-9500 or by accessing the Funds’ website at www.sp-funds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (425) 409-9500 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (425) 409-9500. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on the Funds’ website daily at www.sp-funds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.sp-funds.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (425) 409-9500. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website www.sp-funds.com.

Investment Adviser

ShariaPortfolio, Inc.

1331 South International Pkwy, Suite 2291

Lake Mary, Florida 32746

Investment Sub-Adviser

Tidal Investments LLC

(f/k/a Toroso Investments, LLC)

234 West Florida Street,

Milwaukee, Wisconsin 53204

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, 29th Floor

Philadelphia, Pennsylvania 19102

Legal Counsel

Vedder Price P.C.

222 North LaSalle Street, Suite 2600

Chicago, Illinois 60601

Custodian

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Fund Administrator

Tidal ETF Services LLC

234 West Florida Street,

Suite 203

Milwaukee, WI 53204

Transfer Agent, Fund Accountant and Sub-Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
SP Funds S&P Global Technology ETF	SPTE	886364702
SP Funds World ETF	SPWO	84612A200

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SP Funds Trust

By (Signature and Title)	/s/ Irfan Chaudhry
Irfan Chaudhry, President/Principal Executive Officer

Date	July 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Irfan Chaudhry
Irfan Chaudhry, President/Principal Executive Officer

Date	July 3, 2024

By (Signature and Title)*	/s/ Glenn Vitale
Glenn Vitale, Treasurer/Principal Financial Officer

Date	July 3, 2024

* Print the name and title of each signing officer under his or her signature.